SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Major components of revenues by product/service

The major components of revenues by product/service for the Mortgage Banking segment for the three and nine months ended September 30, 2013 and 2012 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Mortgage originations
Gains on mortgage loans held for sale	$13,216	$24,240	$63,791	$47,709
Loan origination and other loan fees	5,637	2,919	15,635	6,266
Interest income	5,351	1,574	11,098	3,158

Total mortgage originations	24,204	28,733	90,524	57,133
Mortgage servicing
Changes in mortgage servicing rights valuation	2,099	—	11,649	—
Loan servicing fees	5,966	1,504	14,324	3,728

Total mortgage servicing	8,065	1,504	25,973	3,728
Mortgage financing
Financing fees	3	—	3	—
Interest income	8	—	8	—

Total mortgage financing	11	—	11	—
Other	—	1,172	—	1,172

Total revenues	$32,280	$31,409	$116,508	$62,033

The major components of operating revenues by product/service for our Mortgage Banking segment for the years ended December 31, 2012 and 2011 are as follows:

	Year Ended December 31,
	2012	2011
Originations
Gains on mortgage loans held for sale	$73,336,538	$16,735,380
Loan origination and other loan fees	9,871,363	4,287,855
Interest income	5,257,371	2,370,792

Total Origination	88,465,272	23,394,027

Servicing
Loan servicing fees	5,908,044	2,627,558

Total Servicing	5,908,044	2,627,558

Other	1,172,058	—

Total operating revenues	$95,545,374	$26,021,585